Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Treasury shares	€ 90	€ 90
Share capital	11,587
Total value of ordinary treasury shares	510
Deduction from share capital issued	90
Additional paid-in capital	2,094	2,094
Increase in additional paid in capital		0
Reserve for available-for-sale financial assets	42
Increase in reserve for available-for-sale financial assets	3
Fair value adjustment of other available-for-sale financial assets to parent	6
Unrealized gains on investment	4
Reserve expressed net of deferred tax liabilities	11	13
Reserve for cash flow hedges	582	551
Net deferred tax assets	(164)	(167)
Reserve for exchange differences on translating foreign operations	955	366
Reserve for remeasurements of employee defined benefit plans	104	113
Other profits (losses) of associates and joint ventures accounted for using the equity method	0	0	€ 0
Sundry reserves and retained earnings (accumulated losses), including profit (loss)	9,475	8,517
Equity attributable to non-controlling interests	€ 2,226	2,346
TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Description to dividend distribution	The profit shown in the duly approved separate financial statements, less the amount appropriated to the legal reserve, must be distributed to the holders of savings shares in an amount up to 5% of the 0.55 euros per share
Percentage of distribution to share holders	2.00%
Distribution to share holders per share	€ 0.55
Number of years dividend distribution difference carried over to preferred dividends	Two
Pre-emptive right in reimbursement of capital per share	€ 0.55
Bottom of range [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Percentage of distribution to share holders	5.00%
Top of range [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Percentage of distribution to share holders	5.00%
Brazil business unit [member]
Disclosure of classes of share capital [line items]
Reserve for exchange differences on translating foreign operations	€ 955	366
Sofora-Telecom Argentina group [member]
Disclosure of classes of share capital [line items]
Reserve for exchange differences on translating foreign operations	969	414
Business unit [member] | Brazil [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interests	1,556
Business unit [member] | Italy [member] | INWIT S.p. A [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interests	609
Telecom Italia Finance [member]
Disclosure of classes of share capital [line items]
Unrealized gains on securities portfolio	€ 5
American Depositary Receipts [member] | J P Morgan Chase Bank [member]
Disclosure of classes of share capital [line items]
Number of shares corresponding to ADS	10
Reserve for remeasurements of employee defined benefit plans (IAS 19) [member]
Disclosure of classes of share capital [line items]
Net deferred tax assets	€ 26	27
Change in reserve for remeasurement of employee defined benefit plans	9
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [Member]
Disclosure of classes of share capital [line items]
Increase in sundry reserves and retained earnings (accumulated losses), including profit (loss)	958	1,627
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Reserve for exchange differences on translating foreign operations	471	235
Decrease in non-controlling interests	€ (120)	€ (1,349)